Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income
Net (loss) / income	$ (12,294,537)	$ (6,632,997)	$ (28,916,568)	$ 13,469,207
Other comprehensive (loss) / income, net of tax
Net change in unrealized (losses) / gains on cash flow hedges	(7,136)	68,024	577,976	(705,395)
Other comprehensive (loss) / income, net of tax	(7,136)	68,024	577,976	(705,395)
Comprehensive (Loss) / Income	$ (12,301,673)	$ (6,564,973)	$ (28,338,592)	$ 12,763,812